Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit | $ / shares	4.04
Maximum Aggregate Offering Price	$ 28,280,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,329.67
Offering Note	Represents 7,000,000 shares of common stock, par value $0.001 per share (“Common Stock”), of NextTrip, Inc. (the “Registrant”) issuable pursuant to the Registrant’s 2023 Equity Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share is based upon the average of the high and low prices of the Company’s Common Stock, as reported on the Nasdaq Capital Market on July 24, 2025, a date within five business days prior to the filing of the Registration Statement.